Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income
Currency translation adjustment generated by the parent company	$ 7,541	$ (1,533)	$ (4,022)
Currency translation adjustment	(4,645)	740	1,113
Currency translation adjustment of equity affiliates	(1,657)	607	(564)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	(186)	(3,473)
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
Currency translation adjustment	(4,668)	636	1,883
Currency translation adjustment of equity affiliates	(851)	149	343
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	2,022	(748)	(1,796)
Pound Sterling
Other comprehensive income
Currency translation adjustment	115	138	(431)
Currency translation adjustment of equity affiliates	(11)	(7)	14
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	104	131	(417)
Ruble
Other comprehensive income
Currency translation adjustment	(12)	7	(10)
Currency translation adjustment of equity affiliates	(886)	530	(805)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(898)	537	(815)
Other currencies
Other comprehensive income
Currency translation adjustment	(80)	(41)	(329)
Currency translation adjustment of equity affiliates	91	(65)	(116)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	$ 11	$ (106)	$ (445)